Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Liabilities Measured at Fair Value

Liabilities measured at fair value at September 30, 2024 and December 31, 2023 are as follows:

	September 30, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative Liabilities	$-	$-	$623,762	$623,762
Total	$-	$-	$623,762	$623,762

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative Liabilities	$-	$-	$2,306,796	$2,306,796
Total	$-	$-	$2,306,796	$2,306,796

Liabilities measured at fair value at December 31, 2023 and 2022 are as follows:

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative Liabilities	$-	$-	$2,306,796	$2,306,796
Total	$-	$-	$2,306,796	$2,306,796

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative Liabilities	$-	$-	$1,494,200	$1,494,200
Total	$-	$-	$1,494,200	$1,494,200

Schedule of Exchange Rates Along with Historical Rates Used in these Financial Statements

Exchange rates along with historical rates used in these financial statements are as follows:

	Average Exchange Rate				As of
	Three Months Ended September 30,		Nine Months Ended September 30,		September 30,	December 31,
Currency	2024	2023	2024	2023	2024	2023
1 AUD =	0.67 USD	0.65 USD	0.66 USD	0.67 USD	0.69 USD	0.68 USD

Exchange rates along with historical rates used in these financial statements are as follows:

Average Exchange Rate
	Year Ended December 31,		As of
Currency	2023	2022	December 31, 2023	December 31, 2022
1 AUD =	0.66 USD	0.69 USD	0.68 USD	0.68 USD
1 SGD =	NA	1.02 AUD*	NA	1.02 AUD*

*	Through 4/30/2022 (account closure date)